Restricted Deposits - Schedule of Restricted Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Time deposits:
- Current	$ 15,773,099	$ 27,827,915
- Non-current		13,643,000
Total	$ 15,773,099	$ 41,470,915